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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2013

Common Stock - 98.6%
	Shares	Value
AIRLINES - 0.7%
Spirit Airlines, Inc. (a)	19,467	$ 883,996

BANKS - 3.0%
CoBiz Financial, Inc.	109,129	1,305,183
F.N.B. Corporation	146,970	1,854,761
United Bankshares, Inc. (b)	15,294	480,997
		3,640,941
BUILDING PRODUCTS - 3.2%
Builders FirstSource, Inc. (a)	187,687	1,340,085
Drew Industries, Inc.	25,269	1,293,773
NCI Building Systems, Inc. (a)	72,848	1,277,754
		3,911,612
CHEMICALS - 4.1%
Ferro Corporation (a)	209,182	2,683,805
Olin Corporation	78,785	2,272,947
		4,956,752
COMMERCIAL SERVICES & SUPPLIES - 10.5%
Acacia Research Corporation - Acacia Technologies	27,892	405,550
Cardtronics, Inc. (a)	37,296	1,620,511
Euronet Worldwide, Inc. (a)	40,610	1,943,189
Heartland Payment Systems, Inc.	38,705	1,929,057
Kforce, Inc.	114,271	2,337,985
On Assignment, Inc. (a)	25,258	882,009
WageWorks, Inc. (a)	35,508	2,110,595
Waste Connections, Inc.	35,764	1,560,383
		12,789,279
COMMUNICATIONS EQUIPMENT - 2.9%
Allot Communications Ltd. (a)(b)	68,769	1,042,538
NICE-Systems Ltd. (c)	38,310	1,569,178
Ubiquiti Networks, Inc. (a)(b)	19,751	907,756
		3,519,472
COMPUTERS & PERIPHERALS - 0.1%
voxeljet AG (a)(b)(c)	4,064	160,487

CONSTRUCTION & ENGINEERING - 1.9%
MasTec, Inc. (a)	70,914	2,320,306

CONSTRUCTION MATERIALS - 1.6%
Trex Company, Inc. (a)	24,090	1,915,878

DIVERSIFIED FINANCIALS - 3.1%
Hercules Technology Growth Capital, Inc.	69,859	1,145,688
ICG Group, Inc. (a)	145,126	2,703,697
		3,849,385
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.9%
Applied Optoelectronics, Inc. (a)	35,041	525,965
Finisar Corporation (a)	126,774	3,032,434
		3,558,399
ENERGY EQUIPMENT & SERVICES - 3.7%
Core Laboratories N.V.	14,875	2,840,381
Hornbeck Offshore Services, Inc. (a)	34,864	1,716,355
		4,556,736
FOOD & DRUG RETAILING - 1.0%
United Natural Foods, Inc. (a)	16,409	1,237,075

FOOD PRODUCTS - 1.4%
Boulder Brands, Inc. (a)	111,123	1,762,411

HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
Accuray Incorporated (a)(b)	102,444	892,287
BioTelemetry, Inc. (a)	255,693	2,030,203
Cardiovascular Systems, Inc. (a)	29,425	1,008,983
LDR Holding Corporation (a)	3,794	89,538
Natus Medical, Inc. (a)	53,502	1,203,795
Spectranetics Corporation (The) (a)	52,538	1,313,450
		6,538,256
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Catamaran Corporation (a)	27,814	1,320,609
Henry Schein, Inc. (a)	17,669	2,018,860
		3,339,469
HOTELS, RESTAURANTS & LEISURE - 1.0%
National CineMedia, Inc.	62,453	1,246,562

HOUSEHOLD DURABLES - 1.8%
SodaStream International Ltd. (a)(b)	34,627	1,718,884
Standard Pacific Corporation (a)	54,937	497,180
		2,216,064
INTERNET SOFTWARE & SERVICES - 1.3%
Brightcove, Inc. (a)	86,010	1,216,182
eGain Corporation (a)	31,147	318,945
		1,535,127
IT CONSULTING & SERVICES - 5.2%
Alliance Data Systems Corporation (a)	20,299	5,337,216
EPAM Systems, Inc. (a)	27,528	961,828
		6,299,044
MACHINERY - 3.2%
Actuant Corporation, Class A	17,783	651,569
Proto Labs, Inc. (a)	45,721	3,254,421
		3,905,990
MEDIA - 9.9%
AMC Entertainment Holdings, Inc. (a)	52,349	1,075,772
Cinemark Holdings, Inc.	61,945	2,064,627
Gray Television, Inc. (a)	172,801	2,571,279
IMAX Corporation (a)	96,485	2,844,378
Nexstar Broadcasting Group, Inc., Class A	27,254	1,518,865
Regal Entertainment Group, Class A (b)	104,315	2,028,927
		12,103,848
METALS & MINING - 1.5%
U.S. Silica Holdings, Inc.	55,542	1,894,538

PERSONAL PRODUCTS - 6.3%
Elizabeth Arden, Inc. (a)	46,058	1,632,756
Nu Skin Enterprises, Inc., Class A	43,883	6,065,508
		7,698,264
PHARMACEUTICALS & BIOTECHNOLOGY - 0.9%
Cambrex Corporation (a)	62,548	1,115,231

REAL ESTATE - 7.7%
Brandywine Realty Trust	90,928	1,281,175
EPR Properties	91,274	4,487,030
Hersha Hospitality Trust	517,717	2,883,684
Physicians Realty Trust	38,158	486,133
Terreno Realty Corporation	12,936	228,967
		9,366,989
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.9%
8x8, Inc. (a)	109,131	1,108,771

SOFTWARE - 3.6%
Ambarella, Inc. (a)	37,870	1,284,929
Control4 Corporation (a)(b)	65,573	1,160,642
MedAssets, Inc. (a)	15,709	311,510
Rally Software Development Corp. (a)	57,505	1,118,472
Verint Systems, Inc. (a)	11,576	497,073
		4,372,626
SPECIALTY RETAIL - 6.1%
Asbury Automotive Group, Inc. (a)	44,413	2,386,755
Fifth & Pacific Companies, Inc. (a)	66,213	2,123,451
Pier 1 Imports, Inc.	74,003	1,707,989
Restoration Hardware Holdings, Inc. (a)	17,706	1,191,614
		7,409,809
TEXTILES & APPAREL - 1.0%
Vera Bradley, Inc. (a)(b)	48,732	1,171,517

TOTAL COMMON STOCK
(Cost $82,044,463)		120,384,834

SHORT TERM INVESTMENTS - 1.6%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
0.0%, 01/02/14, (Dated 12/31/13), Collateralized by 1,955,000 par
U.S. Treasury Note-.25% due 01/31/2015,
Market Value $1,957,444, Repurchase Proceeds $1,917,159
(Cost $1,917,159)	$1,917,159	$1,917,159

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.2%
(Cost $83,961,622)		122,301,993

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 7.8%

Money Market - 7.8%
Western Asset Institutional Cash Reserves - Inst.
(Cost $9,532,740)	9,532,740	9,532,740

TOTAL INVESTMENTS - 108.0%		131,834,733
(Cost $93,494,362)
OTHER ASSETS & LIABILITIES (NET) - (8.0%)		$ (9,779,944)
NET ASSETS - 100%		$ 122,054,789

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Columbia Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 109,288,180	$ -	$ -	$ 109,288,180
Depository Receipts	1,729,665	-	-	1,729,665
Real Estate Inv. Trusts	9,366,989	-	-	9,366,989
Short Term Investments	9,532,740	1,917,159	-	11,449,899
Total	$ 129,917,574	$1,917,159	$ -	$ 131,834,733

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2013

Common Stock - 99.2%

	Shares	Value
BEVERAGES - 4.9%
Anheuser-Busch InBev S.A. (c)	2,929	311,822
Coca-Cola Company (The)	137,330	5,673,102
		5,984,924
COMMUNICAITONS EQUIPMENT - 1.0%
QUALCOMM Incorporated	15,909	1,181,243

COMPUTERS & PERIPHERALS - 7.0%
Apple, Inc.	2,986	1,675,474
EMC Corporation	18,305	460,371
Hewlett-Packard Company	74,121	2,073,906
International Business Machines	23,058	4,324,989
		8,534,740
CONSUMER SERVICES - 0.1%
McKesson Corporation	783	126,376

FOOD PRODUCTS - 1.4%
Nestle, S.A. (c)	11,823	870,054
Unilever N.V.	21,355	859,112
		1,729,166
FOOD STAPLES & DRUG RETAILING - 9.0%
Costco Wholesale Corporation	4,691	558,276
CVS Caremark Corporation	7,811	559,033
General Mills, Inc.	8,701	434,267
PepsiCo, Inc.	46,523	3,858,618
SYSCO Corporation	15,315	552,871
Tesco PLC (a)(c)	19,719	332,068
Walgreen Co.	11,328	650,680
Wal-Mart Stores, Inc.	51,236	4,031,761
		10,977,574
HEALTH CARE EQUIPMENT & SERVICES - 7.4%
Baxter International, Inc.	7,227	502,638
Becton, Dickinson and Company	4,312	476,433
Express Scripts, Inc. (a)	50,278	3,531,527
Medtronic, Inc.	32,056	1,839,694
Stryker Corporation	5,857	440,095
UnitedHealth Group, Inc.	17,460	1,314,738
Zimmer Holdings, Inc. (a)	9,323	868,810
		8,973,935
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Cardinal Health, Inc.	1,409	94,135
Laboratory Corporation of America Holdings (a)	4,487	409,977
Quest Diagnostics Incorporated	5,177	277,177
		781,289
HOTELS, RESTAURANTS & LEISURE - 2.1%
McDonald's Corporation	24,867	2,412,845
YUM! Brands, Inc.	1,463	110,617
		2,523,462
HOUSEHOLD PRODUCTS - 6.7%
Church & Dwight Co., Inc.	2,821	186,976
Colgate-Palmolive Company	36,689	2,392,490
Kimberly-Clark Corporation	5,179	540,998
Procter & Gamble Company	61,869	5,036,755
Reckitt Benckiser Group plc (a)	1,200	95,796
		8,253,015
INDUSTRIAL CONGLOMERATES - 1.8%
3M Company	15,400	2,159,850

MACHINERY - 0.0%
Danaher Corporation	661	51,029

MULTILINE RETAIL - 1.2%
Target Corporation	23,546	1,489,756

OIL & GAS - 6.5%
BP plc (c)	10,657	518,037
Chevron Corporation	38,970	4,867,743
Exxon Mobil Corporation	14,028	1,419,634
Royal Dutch Shell plc (c)	8,813	628,102
TOTAL S.A. (c)	9,028	553,145
		7,986,661
PHARMACEUTICALS & BIOTECHNOLOGY - 21.2%
Abbott Laboratories	53,517	2,051,307
Allergan, Inc.	2,815	312,690
AmerisourceBergen Corporation	1,235	86,833
Amgen, Inc.	7,501	856,314
AstraZeneca PLC (c)	15,011	891,203
Bristol-Myers Squibb Company	24,532	1,303,876
Eli Lilly and Company	21,416	1,092,216
Gilead Sciences, Inc. (a)	7,612	572,042
GlaxoSmithKline plc (c)	32,923	1,757,759
Johnson & Johnson	68,056	6,233,249
Merck & Co., Inc.	45,411	2,272,821
Novartis AG (c)	9,657	776,230
Novo Nordisk A/S (c)	832	153,720
Pfizer Inc.	181,295	5,553,066
Roche Holding Ltd. (c)	18,668	1,310,494
Sanofi-Aventis (c)	13,185	707,111
Takeda Pharmaceutical Company Limited (a)(c)	3,724	85,726
		26,016,657
RETAILING - 0.2%
TJX Companies, Inc. (The)	4,331	276,015

SOFTWARE & SERVICES - 21.1%
Cisco Systems, Inc.	130,244	2,923,978
Google, Inc. (a)	6,753	7,568,155
Intuit Inc.	3,771	287,803
MasterCard Incorporated	1,262	1,054,350
Microsoft Corporation	172,928	6,472,695
Oracle Corporation	165,080	6,315,961
SAP AG (b)(c)	5,130	447,028
Visa, Inc.	3,138	698,770
Yahoo! Inc. (a)	2,594	104,901
		25,873,641
SPECIALTY RETAIL - 0.2%
Bed Bath & Beyond Inc.	2,614	209,904

TEXTILES & APPAREL - 0.8%
Nike, Inc.	12,194	958,936

TOBACCO - 5.7%
British American Tobacco p.l.c. (c)	6,783	728,630
Japan Tobacco Inc. (a)	20,000	658,000
Lorillard, Inc.	18,054	914,976
Philip Morris International, Inc.	53,890	4,695,436
		6,997,042
WIRELESS TELECOMMUNICATIONS - 0.3%
NTT DOCOMO, Inc. (a)(b)(c)	21,886	361,338

TOTAL COMMON STOCK		121,446,553
(Cost $98,833,377)

Short Term Investments - 0.7%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	919,695	$919,695
0.0%, 01/02/14, (Dated 12/31/13), Collateralized by 940,000 par
U.S. Treasury Note-.25% due 01/31/2015,
Market Value $941,175 Repurchase Proceeds $919,695.49
(Cost $919,695)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.9%
(Cost $99,753,072)		122,366,248

Money Market - 0.6%
Western Asset Institutional Cash Reserves - Inst.
(Cost $753,240)	753,240	753,240

TOTAL INVESTMENTS 100.5%		$123,119,488
(Cost $100,506,312)
OTHER ASSETS & LIABILITIES (NET) - (0.5%)		(624,881)
NET ASSETS - 100%		$122,494,607

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 111,014,085	$ -	$ -	$ 111,014,085
Depository Receipts	10,432,468	-	-	10,432,468
Short Term Investments	753,240	919,695	-	1,672,935
Total	$ 122,199,793	$ 919,695	$ -	$ 123,119,488

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2013

Common Stock - 77.3%
	Shares	Value
BRAZIL - 6.3%
Ambev SA (c)	162,038	$1,190,979
Banco do Brasil S.A.	102,712	1,062,275
BM&F Bovespa S.A.	116,124	544,381
Companhia Paranaense de Energia (b)(c)	30,653	402,781
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	151,000	921,649
Even Construtora e Incorporadora S.A.	208,400	719,915
EZ Tec Empreendimentos e Participacoes S.A.	44,835	553,774
JBS S.A.	238,500	886,572
Petroleo Brasileiro S.A.	75,583	512,270
Petroleo Brasileiro S.A. (c)	71,506	1,050,423
Sao Martinho S.A.	15,318	186,342
Sul America S.A.	83,818	525,450
Vale S.A.	48,853	739,447
		9,296,258
CHINA - 11.2%
Bank of China Ltd., H	4,288,392	1,974,421
China BlueChemical Ltd. H	272,000	171,185
China Construction Bank Corporation	3,421,422	2,581,306
China Life Insurance Co,. Limited	104,000	325,254
China Pacific Insurance Group H Shares	84,800	332,465
China Petroleum & Chemical Corporation	1,887,810	1,541,129
China Power International Development Ltd.	550,000	195,771
China Shenhua Energy Co., Ltd.	176,605	558,015
China Yuchai International Ltd.	15,241	318,080
Dongfeng Motor Group Company Limited	208,881	325,419
Fosun International	216,000	213,940
Giant Interactive Group, Inc. (c)	49,305	554,188
Guangzhou R&F Properties Co., Ltd. H	79,200	115,828
Industrial & Commercial Bank of China Ltd.	1,784,911	1,206,215
Kingsoft Corporation Ltd. (b)	248,000	714,836
Mindray Medical International Ltd. (b)(c)	13,012	473,116
PetroChina Company Limited	1,017,778	1,114,392
Ping An Insurance Group H Share	37,500	336,845
Sino Biopharmaceutical Limited	612,000	486,194
SINOPEC Engineering (Group) Co., Ltd. Class H	368,000	549,583
Sinotrans Ltd. H Shares	692,000	261,487
Tencent Holdings Limited	25,600	1,630,962
Tong Ren Tang Technologies Co., Ltd. H	47,000	150,020
Zhejiang Expressway Co., Ltd.	418,000	396,224
		16,526,875
COLOMBIA - 0.4%
Ecopetrol S.A. (b)(c)	14,905	573,098

CZECH REPUBLIC - 0.2%
CEZ A.S. (b)	10,780	280,669

HONG KONG - 6.7%
Agile Property Holdings Ltd.	418,000	447,976
Central China Real Estate Ltd.	252,371	78,114
Champion Real Estate Investment Trust	504,000	223,597
China Mobile Limited	234,779	2,429,860
China South City Holdings Limited	394,000	111,788
Chongqing Rural Commercial Bank Co.	877,687	423,339
CNOOC Limited	1,040,218	1,934,491
COSCO International Holdings Ltd.	173,193	73,709
Dongyue Group Ltd.	410,000	162,330
FIH Mobile Ltd. (a)	693,000	372,689
Geely Automobile Holdings Ltd.	1,895,000	914,024
Giordano International Limited	340,000	303,871
KWG Property Holding Limited	594,919	331,450
Shanghai Industrial Holdings Limited	63,000	230,747
Shun Tak Holdings Ltd.	270,000	159,480
SJM Holdings Limited	275,000	918,564
Soho China Limited	916,479	784,816
		9,900,845
HUNGARY - 0.4%
Richter Gedeon Nyrt	29,373	599,009

INDIA - 4.8%
Allahabad Bank	29,921	46,148
Andhra Bank	214,842	217,951
Bajaj Holdings & Investment Limited	11,984	172,228
Bank of Baroda	16,624	173,429
Bharat Petroleum Corporation Ltd.	38,113	214,426
Cairn India Ltd.	20,649	107,860
Chambal Fertilizers & Chemicals Ltd.	128,923	83,684
Gitanjali Gems Limited	62,659	72,683
HDFC Bank Ltd. (c)	5,128	176,608
Hexaware Technologies Limited	200,920	428,118
Housing Development Finance Corp Ltd.	14,075	181,584
Indiabulls Housing Finance Limited	172,508	663,482
Indian Bank	104,046	194,618
Infosys Technologies Ltd. (c)	8,135	460,441
Oil and Natural Gas Corp. Limited	192,027	897,192
Oil India Limited	16,727	132,020
Power Finance Corporation Limited	153,235	413,713
Reliance Industries Ltd.	14,789	213,748
Rural Electrification Corporation Limited	220,516	785,380
South Indian Bank Ltd.	179,919	59,047
Syndicate Bank	182,782	279,839
Tata Consultancy Services Ltd.	4,185	147,106
UCO Bank	270,993	330,992
United Phosphorus Limited	168,467	538,452
		6,990,749
INDONESIA - 0.7%
PT Bank Bukopin Tbk	2,989,500	152,300
PT PP London Sumatra Indonesia Tbk	1,256,840	199,318
PT Surya Semesta Internusa Tbk	1,206,000	55,494
PT Telekomunikasi Indonesia Persero Tbk	3,069,790	542,321
		949,433
ISRAEL - 0.5%
First International Bank of Israel Ltd.	4,735	78,501
Mizrahi Tefahot Bank Ltd.	48,626	637,415
		715,916
MALAYSIA - 3.3%
Affin Holdings Berhad	161,900	205,124
Berjaya Sports Toto Berhad	119,154	147,328
British American Tobacco (Malaysia) Berhad	22,344	437,398
DRB-HICOM Berhad	221,399	190,611
Genting Malaysia Berhad	406,509	543,584
JCY International Berhad (a)	341,400	66,185
KLCC Property Holdings Berhad	66,800	119,304
Kuala Lumpur Kepong Berhad	49,400	375,534
Lafarge Malaysia Berhad	33,880	88,643
Malaysia Building Society Berhad	457,212	308,484
Parkson Holdings Berhad	117,800	98,901
Petronas Chemicals Group Berhad	182,200	384,926
Telekom Malaysia Berhad	214,978	364,258
Tenaga Nasional Berhad	246,100	855,020
UMW Holdings Berhad	195,093	718,309
		4,903,609
MEXICO - 3.1%
Alfa S.A.B. de C.V., Series A	88,390	248,306
America Movil S.A.B. de C.V., Series L	1,016,070	1,178,198
Controladora Comercial Mexicana S.A. de C.V.	62,200	269,222
Fomento Economico Mexicano S.A.B. (c)	2,860	279,908
GRUMA, S.A.B. de C.V., Series B (a)	118,307	891,384
Grupo Aeroportuario del Pacifico S.A.B. (c)	5,857	311,710
Grupo Carso SAB de C.V., Series A1	57,500	302,473
Grupo Financiero Banorte SAB de C.V.	28,800	200,812
Grupo Herdez, S. A. B. de C. V., Series	13,854	49,135
Grupo Mexico S.A.B. de C.V., Series B	94,398	310,655
Grupo Televisa S.A.B. (c)	12,403	375,315
Organizacion Soriana S.A.B. de C.V., Series B (a)	20,200	72,475
Wal-Mart de Mexico, S.A.B. de C.V.	37,400	97,870
		4,587,463
PHILIPPINES - 0.4%
Aboitiz Equity Ventures, Inc.	46,340	56,956
Alliance Global Group, Inc.	615,600	357,854
Rizal Commercial Banking Corporation	58,690	56,201
Universal Robina Corporation	47,920	122,115
		593,126
POLAND - 1.2%
Asseco Poland S.A.	6,825	104,041
KGHM Polska Miedz S.A. (b)	19,221	752,115
PGE S.A.	143,827	776,463
Tauron Polska Energia S.A.	137,757	199,628
		1,832,247
RUSSIA - 5.0%
Gazprom (c)	195,953	1,675,398
LUKoil (c)	30,250	1,889,113
Magnit OJSC (Reg S) (d)	2,789	184,632
Mail.ru Group Ltd. (d)	4,212	187,855
MegaFon (d)	8,625	288,938
Mobile TeleSystems (c)	14,104	305,069
Norilsk Nickel Mining and Metallurgical Co. (c)	27,550	457,881
PhosAgro (d)	9,427	92,243
Sberbank of Russia (a)(c)	109,942	1,383,070
Severstal (b)(d)	61,816	610,742
Sistema JSFC (Reg S) (d)	9,216	296,018
		7,370,959
SINGAPORE - 0.8%
ComfortDelGro Corporation Limited	413,000	657,607
DBS Group Holdings Ltd.	11,000	149,008
UOL Group Limited	79,000	387,380
		1,193,995
SOUTH AFRICA - 6.2%
African Rainbow Minerals Limited	24,510	441,390
Barloworld Limited	43,989	419,184
FirstRand Limited	365,819	1,251,000
Gold Fields Ltd. (c)	97,346	311,507
Imperial Holdings Limited	38,531	743,856
Liberty Holdings Limited	73,832	855,452
Mondi Limited	18,226	312,074
MTN Group Limited	43,098	891,198
Naspers Limited N Shs	9,854	1,029,069
Reunert Limited	26,510	173,029
RMB Holdings Ltd.	175,175	807,024
Sasol Ltd.	35,749	1,752,536
Tongaat Hulett Limited	7,879	85,359
		9,072,678
SOUTH KOREA - 11.1%
Daelim Industrial Co., Ltd. (a)	9,505	847,511
Daewoong Pharmaceutical Company Ltd. (a)	1,622	117,114
Daishin Securities Company	9,781	72,754
Daou Technology, Inc. (a)	22,485	322,782
DGB Financial Group Inc. (a)	12,280	191,993
GS Home Shopping, Inc.	544	158,300
Hana Financial Group, Inc.	12,240	509,154
Hankook Tire Co. Ltd. (a)	8,910	186,161
Hanwha Corporation (a)	8,760	325,382
Hyundai Motor Company Ltd.	6,510	1,458,867
Industrial Bank of Korea (a)	49,990	575,523
Kangwon Land Inc. (a)	7,660	224,643
KB Financial Group Inc. (a)	2,750	110,094
KCC Corporation	1,516	672,996
Kia Motors Corporation	8,994	478,101
KT Corporation	10,480	313,303
KT&G Corporation	9,463	668,019
LG Display Co., Ltd. (a)	1,240	29,785
LG Fashion Corp. (a)	6,440	205,646
Meritz Fire & Marine Insurance Co., Ltd.	17,030	244,473
Naver Corp. (a)	365	250,400
POSCO	909	281,223
Samsung Electronics Company, Ltd.	4,106	5,337,975
Shinhan Financial Group Co., Ltd. (a)	5,260	235,749
SK Holdings Co., Ltd.	3,600	651,537
SK Hynix Inc. (a)	5,970	208,174
SK Innovation Co., Ltd. (a)	1,879	251,934
SK Telecom Co., Ltd. (b)(c)	18,236	448,970
Soulbrain Co., Ltd. (a)	9,000	380,348
Sungwoo Hitech Co., Ltd. (a)	37,648	549,371
		16,308,282
TAIWAN - 11.6%
ASUSTeK Computer, Inc.	117,488	1,056,479
Chailease Holding Co., Ltd.	101,200	266,213
Chicony Electronics Co., Ltd.	121,473	305,277
Chinatrust Financial Holding Co., Ltd.	1,017,570	694,803
Chunghwa Telecom Co., Ltd.	230,600	720,347
Farglory Land Development Co., Ltd.	259,302	439,370
Fubon Financial Holding Co., Ltd.	741,000	1,084,020
Highwealth Construction Corp.	137,916	291,533
Hon Hai Precision Industry Co., Ltd.	361,209	970,787
Inventec Corporation	779,000	688,733
Lite-On Technology Corp.	433,994	696,056
Pegatron Corporation	93,416	120,361
Phison Electronics Corp.	113,015	722,377
Pou Chen Corporation	674,631	1,008,432
Powertech Technology, Inc.	339,000	518,109
President Chain Store Corp.	145,915	1,011,004
Radiant Opto-Electronics Corporation	220,409	806,100
Realtek Semiconductor Corporation	142,000	381,163
Taiwan Semiconductor Manufacturing Co., Ltd.	716,270	2,535,490
TECO Electric & Machinery Co., Ltd.	1,016,983	1,165,298
Uni-President Enterprises Corporation	639,424	1,152,115
United Microelectronics Corporation	1,171,401	485,406
		17,119,473
THAILAND - 1.8%
Delta Electronics PCL Nvdr	104,500	170,138
Electricity Generating PCL	52,679	196,384
Kiatnakin Bank PCL	169,100	191,691
Krung Thai Bank PCL	1,695,946	851,586
PTT Global Chemical PCL	395,300	950,356
Thanachart Capital PCL	315,900	310,036
		2,670,191
TURKEY - 1.6%
Eis Eczacibasi Ilac Ve Sinai	291,995	286,829
Enka İnşaat ve Sanayi A.Ş.	88,435	247,849
Eregli Demir ve Celik Fabrikalari T.A.S.	610,610	733,414
Gubre Fabrikalari TAS (a)	101,756	130,748
Tekfen Holding A.S.	99,118	231,183
Tofas Turk Otomobil Fabrikasi A.S.	48,420	302,062
Turkiye Sise ve Cam Fabrikalari A.S.	360,587	456,609
		2,388,694
TOTAL COMMON STOCK
(Cost $110,849,053)		113,873,569

Preferred Stock - 2.3%
BRAZIL - 2.3%
Banco Bradesco S.A.	37,589	463,480
Banrisul S.A.	51,230	273,603
Eletropaulo Metropolitana S.A.	34,480	136,795
Itau Unibanco Holding S.A.	52,719	700,536
Itausa-Investimentos Itau S.A.	315,400	1,189,810
Vale S.A., Class A	46,571	646,082
TOTAL PREFERRED STOCK
(Cost $4,903,189)		3,410,306

Exchange Traded Funds - 0.9%
United States - 0.9%
iShares MSCI Emerging Markets Index Fund	31,874	1,331,377
(Cost $1,302,213)

Mutual Funds - 19.2%
United States - 19.2%
Pear Tree PanAgora Risk Parity Emerging Markets Fund
(Cost $27,934,752)	2,758,976	28,307,098

Short Term Investments - 1.2%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	1,798,534	$1,798,534
0.0%, 01/02/14, (Dated 12/31/13), Collateralized by 1,715,000 par
U.S. Treasury Note-3.25% due 12/31/2016,
Market Value $1,839,337.50, Repurchase Proceeds $1,798,533.61
(Cost $1,798,534)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $146,787,741)		148,720,884

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.4%

Money Market - 2.4%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $3,556,454)	$3,556,454	$3,556,454

TOTAL INVESTMENTS - 103.3%
(Cost $150,344,195)		152,277,338
OTHER ASSETS & LIABILITIES (Net) - (3.3%)		(4,878,306)
NET ASSETS - 100%		$147,399,032

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		20.6%
Information Technology		13.8%
Energy		9.8%
Consumer Discretionary		8.9%
Materials		6.2%
Industrials		6.0%
Consumer Staples		5.5%
Telecommunication Services		5.3%
Utilities		2.1%
Health Care		1.4%
Exchange Traded Funds		0.9%
Mutual Funds		19.2%
Cash and Other Assets (Net)		0.3%

Pear Tree PanAgora Dynamic Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 96,085,801	$ 2,500,053	$ -	$ 98,585,854
Common Stock Units	794,672	-	-	794,672
Depository Receipts	14,150,142	-	-	14,150,142
Mutual Funds	29,638,475	-	-	29,638,475
Preferred Stock	3,410,306	-	-	3,410,306
Real Estate Inv. Trusts	342,901	-	-	342,901
Short Term Investments	3,556,454	1,798,534	-	5,354,988
Total	$ 147,978,751	$ 4,298,587	$ -	$152,277,338

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Banks                                            $    851,586
Chemicals 950,356
Diversified Financials 501,727
Electric Utilities 196,384
$ 2,500,053

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2013

Common Stock - 87.2%
	Shares	Value
BRAZIL - 3.6%
América Latina Logística	10,500	$29,196
Anhanguera Educacional Participacoes S.A.	5,000	31,578
Banco do Brasil S.A.	2,400	24,821
Banco Santander Brasil S.A. (c)	2,823	17,220
BR Properties S.A.	3,200	25,228
BRF S.A.	1,300	27,138
CCR S.A.	4,200	31,635
Cetip S.A. Mercados Organizados	2,200	22,566
Cielo S.A.	2,100	58,436
Companhia Brasileira de Distribuicao SP (c)	536	23,943
Companhia Energetica de Minas Gerais (c)	2,907	22,646
Companhia Hering	1,600	20,278
Companhia Paranaense de Energia (c)	1,619	21,274
Companhia Siderurgica Nacl (c)	4,201	26,046
Cosan S.A. Industria e Comercio	1,700	28,520
CPFL Energia S.A. (c)	686	10,983
Cyrela Brazil Realty Empreendimentos e Participacoes S.A.	2,200	13,428
EcoRodovias Infraestrutura e Logística S.A.	5,500	34,502
Embraer S.A. (c)	715	23,009
Gerdau S.A. (c)	1,224	9,596
Hypermarcas S.A.	2,800	20,947
Kroton Educacional S.A.	1,300	21,633
LATAM Airlines Group S.A. (d)	1,147	18,231
Lojas Renner S.A..	1,000	25,856
MRV Engenharia	3,600	12,863
Natura Cosméticos S.A.	1,300	22,796
Odontoprev S.A.	12,100	50,416
Petroleo Brasileiro S.A.	4,100	27,788
Porto Seguro S.A.	2,600	32,786
Qualicorp S.A. (a)	6,100	58,175
Souza Cruz S.A.	2,100	21,461
Telefonica Brasil S.A. (c)	2,599	49,953
TIM Participacoes S.A. (c)	2,183	57,282
Totvs S.A.	4,100	64,231
Ultrapar Participacoes S.A.	800	18,972
Vale S.A.	1,200	18,163
Weg S.A.	2,300	30,377
		1,053,973
CHILE - 6.5%
Aguas Andinas S.A.	138,946	89,880
AES Gener S.A.	101,600	56,049
Banco de Chile	450,553	65,176
Banco de Crédito e Inversiones	993	55,277
Banco Santander Chile (a)(c)	3,019	71,158
CAP S.A.	3,122	59,974
Cencosud S.A.	18,190	65,428
Colbun S.A.	329,877	75,085
Compania Cervecerias Unidas S.A. (c)	4,663	112,425
Corpbanca S.A. (c)	5,000	105,750
Edelnor S.A.	54,445	70,873
Embotelladora Andina S.A.	18,327	84,058
Empresa Nacional de Electricidad S.A. (c)	1,685	75,117
Empresa Nacional de Telecomunicaciones S.A.	14,388	195,509
Empresas CMPC S.A.	24,073	58,647
Empresas Copec S.A.	9,294	124,521
Enersis S.A. (c)	5,367	80,451
LATAM Airlines Group S.A.	7,676	120,227
Quimica y Minera de Chile S.A. (c)	3,210	83,075
S.A.C.I. Falabella	15,447	138,757
Vina Concha y Toro S.A.	44,985	83,900
		1,871,337
CHINA - 4.9%
Aluminum Corporation of China Limited H Shares (a)	114,000	39,549
Anhui Conch Cement Company Limited H	5,000	18,539
Bank of Communications Co., Ltd. H	32,000	22,533
BBMG Corporation H	30,000	26,116
Beijing Capital International Airport Co., Ltd. H	34,000	26,704
Beijing Enterprises Holdings Limited	2,500	24,697
Belle International Holdings Limited	18,000	20,823
Brilliance China Automotive Holdings, Ltd.	8,000	13,020
China Agri-Industries Holdings Limited	45,000	22,343
China BlueChemical Ltd. H	50,000	31,468
China Coal Energy Co., Ltd.	39,000	21,929
China Communications Construction Co., Ltd., Class H	15,000	12,091
China Communications Services Corporation Ltd. H	106,000	65,618
China Construction Bank Corporation	37,000	27,915
China International Marine Containers Group Co., Ltd. H	8,400	17,831
China Longyuan Power Group H	33,000	42,474
China National Building Material Co., Ltd. H	16,000	17,271
China Oilfield Services Limited H	8,000	24,813
China Petroleum & Chemical Corporation	52,000	42,451
China Shenhua Energy Co., Ltd.	9,500	30,017
China Shipping Container Lines Co., Ltd. H (a)	42,000	10,942
China Taiping Insurance Holdings Co., Ltd. (a)	15,200	30,855
China Telecom Corporation Limited	118,000	59,655
Datang International Power Generation Co., Ltd.	82,000	37,754
ENN Energy Holdings Ltd.	4,000	29,637
Fosun International	41,500	41,104
Huaneng Power International Inc. H	42,000	37,916
Inner Mongolia Yitai Coal Co., Ltd., Class B	10,000	17,690
Jiangsu Expressway Co. Ltd. - H	20,000	24,658
Kingboard Chemical Holdings, Ltd.	12,500	32,564
PetroChina Company Limited (c)	279	30,617
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	48,563
Shanghai Electric Group Company Ltd. H	38,000	13,722
Shanghai Pharmaceuticals Holding Co., Ltd.	27,700	67,732
Shenzhou International Group	6,000	22,672
Sino Biopharmaceutical Limited	40,000	31,777
Sinopec Shanghai Petrochemical Co., Ltd.	101,000	28,917
Sinopharm Group Co., Ltd. H	19,600	56,116
Tencent Holdings Limited	400	25,484
Tingyi (Cayman Islands) Holding Corporation	10,000	28,824
Tsingtao Brewery Co., Ltd.	4,000	33,892
Uni-President China Holdings Limited	17,000	17,408
Wumart Stores, Inc. H	10,000	16,353
Yantai Changyu Pioneer Wine Company Ltd. - B	8,100	26,952
Yanzhou Coal Mining Company Limited	6,000	5,479
Zhejiang Expressway Co., Ltd.	20,000	18,958
Zhongsheng Group Holdings Ltd.	21,500	29,558
ZTE Corporation H (a)	20,800	41,257
		1,415,258
COLOMBIA - 3.5%
Almacenes Exito S.A.	11,240	174,715
Bancolombia S.A.	4,821	59,501
Cementos Argos S.A.	16,621	84,397
CEMEX Latam Holdings, S.A. (a)	10,385	79,636
Corporacion Financiera Colombiana S.A.	3,262	66,930
Ecopetrol S.A.	68,726	131,755
Grupo Argos S.A.	6,827	68,765
Grupo de Inversiones Suramericana S.A.	3,709	64,763
Interconexión Electrica S.A.	28,818	135,877
Isagen S.A. E.S.P.	96,931	163,226
		1,029,565
CZECH REPUBLIC - 0.6%
CEZ A.S.	2,507	65,272
Komercni Banka A.S.	229	50,985
Telefónica Czech Republic, A.S.	3,833	56,944
		173,201
EGYPT - 1.4%
Commercial International Bank	20,421	95,514
Global Telecom Holding S.A.E. (a)(d)	6,258	20,964
Global Telecom Holding S.A.E. (a)(d)	19,939	66,796
Talaat Moustafa Group (TMG) Holding (a)	99,296	87,313
Telecom Egypt SAE	64,627	134,861
		405,448
GREECE - 1.5%
Alpha Bank A.E. (a)	35,657	31,001
Folli-Follie S.A. (a)	1,300	41,914
Hellenic Petroleum S.A.	8,608	89,903
Hellenic Telecommunication Organization S.A. (a)	3,628	48,339
Jumbo S.A. (a)	3,000	47,949
National Bank of Greece (a)	4,963	26,327
Opap S.A.	3,600	47,966
Public Power Corporation S.A.	3,500	52,083
Titan Cement Company S.A. (a)	2,300	62,747
		448,229
HONG KONG - 1.9%
ANTA Sports Products, Ltd. (b)	12,000	14,888
China Gas Holdings Ltd.	20,000	29,404
China Merchants Holdings International Co., Ltd.	6,000	21,899
China Mobile Limited	5,000	51,748
China Resources Enterprise	8,000	26,567
China Resources Gas Group Limited	12,000	41,553
China Resources Power Holdings Co., Ltd.	12,000	28,445
China Unicom (Hong Kong) Limited (c)	5,202	78,342
CNOOC Limited (c)	169	31,715
GCL-Poly Energy Holdings Ltd. (a)	70,000	21,576
Golden Eagle Retail Group Ltd.	13,000	17,168
Guangdong Investment Limited	48,000	46,923
Hengan International Group Co., Ltd.	2,500	29,469
Lenovo Group Limited	26,000	31,620
Sihuan Pharmaceutical Holdings Group Ltd.	38,000	34,648
Want Want China Holdings Limited	16,000	23,069
Yingde Gases Group Co., Ltd.	25,500	26,671
		555,705
HUNGARY - 0.6%
Magyar Telekom Telecommunications PLC	17,960	26,144
MOL Hungarian Oil an Gas Nyrt.	806	54,086
OTP Bank Nyrt.	2,329	44,268
Richter Gedeon Nyrt	2,318	47,271
		171,769
INDONESIA - 6.2%
PT Adaro Energy Tbk	771,500	69,099
PT Astra Agro Lestari Tbk	37,000	76,311
PT Astra International Tbk	97,000	54,199
PT Bank Central Asia Tbk	29,000	22,876
PT Bank Danamon Indonesia Tbk	97,500	30,243
PT Bank Mandiri Tbk	43,000	27,736
PT Bank Negara Indonesia (Persero) Tbk	63,500	20,610
PT Bank Rakyat Indonesia Tbk	36,000	21,446
PT Bumi Serpong Damai Tbk	306,000	32,436
PT Charoen Pokphand Indonesia Tbk	136,000	37,716
PT Global Mediacom Tbk	289,500	45,197
PT Gudang Garam Tbk	15,000	51,767
PT Indo Tambangraya Megah Tbk	32,000	74,938
PT Indocement Tunggal Prakarsa Tbk	52,500	86,278
PT Indofood CBP Sukses Makmur Tbk	54,500	45,678
PT Indofood Sukses Makmur Tbk	84,000	45,555
PT Jasa Marga (Persero) Tbk	249,500	96,868
PT Kalbe Farma Tbk	1,305,000	134,039
PT Lippo Karawaci Tbk	395,000	29,536
PT Matahari Department Store Tbk (a)	44,000	39,770
PT Media Nusantara Citra Tbk	212,000	45,727
PT Perusahaan Gas Negara (Persero) Tbk	314,500	115,644
PT Semen Indonesia (Persero) Tbk	72,500	84,295
PT Surya Citra Media Tbk	223,000	48,100
PT Tambang Batubara Bukit Asam (Persero) Tbk	83,000	69,565
PT Telekomunikasi Indonesia Tbk (c)	2,884	103,391
PT Unilever Indonesia Tbk	27,500	58,751
PT United Tractors Tbk	62,000	96,795
PT XL Axiata Tbk	176,000	75,201
Tower Bersama Infrastructure	155,500	74,108
		1,813,875
MALAYSIA - 9.5%
AirAsia Berhad	48,900	32,844
Alliance Financial Group Berhad	35,600	51,734
AMMB Holdings Berhad	14,900	32,934
Astro Malaysia Holdings Berhad	74,100	67,868
Axiata Group Berhad	32,300	68,042
Berjaya Sports Toto Berhad	69,300	85,686
British American Tobacco (Malaysia) Berhad	3,700	72,430
Bumi Armada Berhad	48,500	59,672
CIMB Group Holdings Berhad	19,100	44,434
DiGi.Com Berhad	69,100	104,636
Felda Global Ventures Holdings Berhad	47,600	65,249
Gamuda Berhad	33,700	49,385
Genting Berhad	17,200	53,876
Genting Malaysia Berhad	38,100	50,947
Genting Plantation Berhad	14,800	49,883
Hong Leong Bank Berhad	11,700	51,436
Hong Leong Financial Group Berhad	7,700	36,390
IHH Healthcare Berhad	132,700	156,380
IJM Corporation Berhad	20,600	36,980
IOI Corporation Berhad	35,600	51,191
IOI Properties Group Berhad	12,000	12,786
Kuala Lumpur Kepong Berhad	8,300	63,096
Malayan Banking Berhad	19,200	58,265
Malaysia Airports Holdings Berhad	18,700	51,381
Maxis Berhad	46,500	103,207
MISC Berhad	25,600	44,549
MMC Corporation Berhad	59,800	52,579
Parkson Holdings Berhad	62,200	52,221
Petronas Chemicals Group Berhad	49,800	105,210
Petronas Dagangan Berhad	13,300	127,661
Petronas Gas Berhad	11,700	86,728
PPB Group Berhad	10,100	49,768
Public Bank Berhad	10,400	62,041
RHB Capital Berhad	15,900	38,348
SapuraKencana Petroleum Berhad	38,200	57,146
Sime Darby Berhad	24,800	72,079
Telekom Malaysia Berhad	66,900	113,355
Tenaga Nasional Berhad	29,100	101,102
UEM Sunrise Berhad	40,200	28,964
UMW Holdings Berhad	18,500	68,115
YTL Corporation Berhad	167,500	82,842
YTL Power International Berhad	168,000	96,938
		2,750,378
MEXICO - 6.1%
Alfa S.A.B. de C.V., Series A	20,000	56,184
America Movil S.A.B. Series L (c)	7,520	175,742
Arca Continental S.A.B. de C.V.	5,600	34,840
Cemex S.A.B. CPO (a)	34,500	40,295
Coca-Cola FEMSA SAB de C.V. (c)	489	59,546
Compartamos S.A.B. de C.V.	36,300	67,586
Controladora Comercial Mexicana S.A. de C.V.	7,800	33,761
El Puerto de Liverpool S.A.B. de C.V.	11,200	128,161
Fibra Uno Administracion S.A. de C.V.	20,484	65,847
Fomento Economico Mexicano S.A.B. (c)	514	50,305
Genomma Lab Internacional SAB de C.V. (a)(b)	46,300	128,865
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,395	74,242
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	4,900	61,057
Grupo Bimbo, S.A. de C.V.	10,900	33,574
Grupo Carso SAB de C.V., Series A1	11,600	61,021
Grupo Comercial Chedraui S.A. de C.V	13,400	47,034
Grupo Financiero Banorte SAB de C.V.	6,900	48,111
Grupo Financiero Inbursa SAB de C.V.	21,400	60,346
Grupo Mexico S.A.B. de C.V., Series B	17,500	57,591
Grupo Televisa S.A.B. (c)	3,723	112,658
Industrias CH SAB de C.V. Series B	8,100	54,537
Industrias Penoles SAB de C.V.	1,585	39,368
Kimberly-Clark de Mexico S.A. de C.V., Class A	13,400	37,981
Mexichem SAB de C.V.	8,500	35,234
Minera Frisco S.A.B. De C.V.	22,600	46,495
OHL Mexico, S.A.B. de C.V.	23,200	58,922
Promotora Y Operadora de Infraestructura, S.A.B. de C.V.	4,300	51,535
Santander Mexico SAB de C.V.	18,200	49,210
Wal-Mart de Mexico, S.A.B. de C.V.	10,200	26,692
		1,796,740
PERU - 0.8%
Companhia de Minas Buenaventura S.A. (c)	5,026	56,392
Credicorp Ltd.	709	94,105
Southern Copper Corporation	2,600	74,646
		225,143
PHILIPPINES - 5.3%
Aboitiz Equity Ventures, Inc.	69,300	85,176
Aboitiz Power Corporation	169,700	130,002
Alliance Global Group, Inc.	94,700	55,050
Ayala Corporation	4,530	52,871
Ayala Land Inc.	88,100	49,129
Bank of the Philippine Islands	20,800	39,835
BDO Unibank, Inc.	31,060	48,008
DMCI Holdings, Inc.	43,630	55,051
Energy Development Corporation	980,600	117,762
Globe Telecom, Inc.	3,885	143,556
International Container Terminal Services, Inc.	29,630	68,096
JG Summit Holdings, Inc.	58,100	50,465
Jollibee Foods Corporation	44,240	172,544
Metro Pacific Investments Corporation	494,400	48,123
Metropolitan Bank & Trust Company	26,795	45,612
Philippine Long Distance Telephone Company (c)	2,016	121,121
SM Investments Corporation	2,988	47,867
SM Prime Holdings, Inc.	144,100	47,663
Universal Robina Corporation	59,980	152,847
		1,530,778
POLAND - 3.9%
Alior Bank S.A.	1,051	28,394
Bank Handlowy w Warszawie S.A.	979	34,088
Bank Pekao S.A.	612	36,428
Bank Zachodni WBK S.A.	285	36,631
BRE Bank S.A.	215	35,648
Cyfrowy Polsat S.A.	13,565	89,066
ENEA S.A.	14,609	65,885
Eurocash S.A.	4,213	66,626
Grupa Azoty S.A.	2,305	47,772
Grupa LOTOS S.A.	4,566	53,676
Jastrzębska Spółka Węglowa S.A.	2,313	40,751
Kernel Holding S.A.	5,730	72,338
KGHM Polska Miedz S.A.	1,421	55,604
PGE S.A.	13,573	73,275
PKO Bank Polski S.A.	2,502	32,706
Polski Koncern Naftowy ORLEN S.A.	4,217	57,334
Polskie Gornictwo Naftowe i Gazownictwo S.A.	37,217	63,559
PZU S.A.	282	41,983
Synthos S.A.	22,727	41,225
Tauron Polska Energia S.A.	42,350	61,371
Telekomunikacja PO (b)	33,837	109,962
		1,144,322
RUSSIA - 3.3%
Federal Grid Company of Unified Energy System JSC	24,990,000	68,556
Gazprom (c)	3,951	33,781
LUKoil (c)	529	33,036
Magnit OJSC (Reg S) (d)	345	22,839
Magnit OJSC (Reg S) (d)	1,495	98,969
MegaFon (d)	290	9,715
MegaFon (d)	1,224	41,004
Mobile TeleSystems (c)	2,729	59,028
Moscow Exchange MICEX-RTS	28,470	56,308
Norilsk Nickel Mining and Metallurgical Co. (c)	3,515	58,419
NovaTek OAO (Reg S) (d)	229	31,350
OAO Rostelecom	17,010	57,440
OAO Severstal (Reg S) (b)(d)	767	7,578
OC Rosneft OJSC (Reg S) (d)	4,080	31,069
RusHydro Management Co. (c)	34,005	57,809
Severstal (d)	6,043	59,705
Sistema JSFC (Reg S) (d)	1,952	62,698
Surgutneftegas OJSC (c)	3,998	34,663
Surgutneftegaz (c)	788	6,808
Uralkali OJSC	12,520	65,524
VTB Bank OJSC	40,670,000	61,454
		957,753
SOUTH AFRICA - 6.0%
African Bank Investments Limited	13,328	15,303
Aspen Pharmacare Holdings Limited	2,605	66,700
Barloworld Limited	5,662	53,955
Bidvest Group Limited	2,438	62,338
Discovery Ltd.	1,769	14,243
Exxaro Resources Ltd. (b)	4,543	63,399
Foschini Limited	4,520	41,238
Gold Fields Limited	3,713	11,636
Gold Fields Ltd. (c)	4,490	14,368
Harmony Gold Mining Co., Ltd. (c)	9,449	23,906
Imperial Holdings Limited	1,494	28,842
Investec Ltd.	4,159	29,523
Kumba Iron Ore Limited	507	21,423
Life Healthcare Group Holdings Ltd.	20,143	80,342
Massmart Holdings Ltd.	4,531	56,125
Mediclinic International, Ltd.	9,731	70,467
MMI Holdings Ltd.	13,440	32,399
Mr Price Group Ltd.	2,204	34,386
MTN Group Limited	3,432	70,968
Nampak Ltd.	7,606	29,714
Naspers Limited N Shs	446	46,577
Netcare Limited	27,555	68,316
Northam Platinum, Ltd.	2,521	10,089
Pick n Pay Stores Ltd.	10,396	51,510
PPC, Ltd.	8,454	25,294
Redefine Properties Ltd.	26,601	24,687
Remgro Limited	1,906	37,742
Reunert Limited	9,294	60,661
Sanlam Limited	7,618	38,645
Sappi Ltd.	8,232	25,688
Sasol Ltd.	1,809	88,683
Shoprite Holdings Ltd.	3,148	49,192
Spar Group Limited (The)	5,801	72,708
Steinoff International Holdings Limited	14,100	60,632
Tiger Brands Limited	2,360	60,024
Truworths International Ltd.	6,076	44,440
Vodacom Group (Proprietary) Limited	8,778	111,241
Woolworths Holdings Limited	4,724	33,601
		1,731,005
SOUTH KOREA - 4.9%
Amore Pacific Corporation (a)	25	23,689
Amorepacific Group (a)	56	24,674
BS Financial Group, Inc. (a)	1,490	22,590
Celltrion Inc. (a)	1,686	61,267
Cheil Industries Inc.	206	17,275
CJ CheilJedang Corp. (a)	116	30,447
Daewoo International Corporation	420	16,436
Daewoo Securities Co., Ltd.	1,770	14,927
DGB Financial Group Inc. (a)	1,410	22,045
E-MART Co., Ltd.	102	25,757
GS Holdings Corp. (a)	660	35,835
Hana Financial Group, Inc.	490	20,383
Hanwha Corporation (a)	600	22,286
Hanwha Life Insurance Co., Ltd.	2,670	19,202
Hyosung Corporation (a)	364	24,247
Hyundai Mobis Co.,Ltd. (a)	73	20,302
Hyundai Steel Co., Ltd. (a)	364	29,766
Hyundai Wia Corp. (a)	222	39,968
Industrial Bank of Korea (a)	1,890	21,759
KB Financial Group Inc. (a)	840	33,629
Korea Aerospace Industries, Ltd. (a)	290	7,969
Korea Electric Power Corporation (a)	1,830	60,257
Korea Gas Corporation	863	54,461
Korea Kumho Petrochemical Co., Ltd. (a)	115	10,374
Korea Zinc Co., Ltd. (a)	64	19,285
KT Corporation (a)(c)	3,199	47,569
KT&G Corporation	320	22,590
LG Chem Ltd. (a)	141	40,015
LG Display Co., Ltd. (a)	800	19,216
LG Household & Healthcare	45	23,367
LG Innotek Co., Ltd. (a)	149	11,817
LG Uplus Corp.	5,050	51,440
Lotte Confectionery Co. Ltd. (a)	13	23,552
Lotte Shopping Co., Ltd. (a)	52	19,906
Naver Corp. (a)	43	29,499
NCSoft Corporation (a)	106	24,960
NHN Entertainment Corporation (a)	159	14,524
Orion Corporation (a)	19	17,085
Samsung Card Co, Ltd.	420	14,884
Samsung Electro-Mechanics Co., Ltd.	282	19,506
Samsung Electronics Company, Ltd.	14	18,201
Samsung Fire & Marine Insurance Co., Ltd.	74	18,161
Samsung Life Insurance Co., Ltd	183	18,034
Samsung SDI Company, Ltd.	161	24,714
Samsung Securities Co., Ltd.	380	15,861
Shinhan Financial Group Co., Ltd. (a)	600	26,892
Shinsegae Co., Ltd.	84	20,098
SK C&C Co., Ltd. (a)	221	28,270
SK Hynix Inc. (a)	700	24,409
SK Innovation Co., Ltd. (a)	243	32,581
SK Telecom Co., Ltd. (c)	2,365	58,226
S-Oil Corp.	483	33,867
Yuhan Co., Ltd. (a)	236	41,817
		1,419,891
TAIWAN - 6.9%
Asia Cement Corporation	20,400	26,421
Asia Pacific Telecom Co., Ltd.	78,000	40,435
AU Optronics Corp. (a)(c)	7,122	22,221
Cathay Financial Holding Co., Ltd.	12,813	20,743
Chang Hwa Commercial Bank	35,310	21,740
Cheng Shin Rubber Industry Co., Ltd.	6,900	18,058
China Airlines Ltd.	74,000	27,188
China Motor Corporation	22,000	21,296
China Petrochemical Development Corporation	48,000	21,903
China Steel Corporation	40,400	36,600
Chinatrust Financial Holding Co., Ltd.	26,750	18,265
Chunghwa Telecom Co., Ltd. (c)	5,187	160,590
CTCI Corporation	22,000	35,654
EVA Airways Corporation	46,000	25,621
Evergreen Marine Corporation	46,000	28,091
Far Eastern Department Stores Ltd.	36,000	35,633
Far Eastern New Century Corporation	21,420	24,724
Far EasTone Telecommunications Co., Ltd.	41,000	90,107
Farglory Land Development Co., Ltd.	7,000	11,861
Feng Hsin Iron & Steel Co., Ltd.	21,000	38,542
Formosa Chemicals & Fiber Corporation	11,330	31,933
Formosa International Hotels Corporation	2,200	25,098
Formosa Petrochemical Corporation	39,000	107,041
Formosa Plastics Corporation	12,480	33,709
Formosa Taffeta Co., Ltd.	32,000	38,707
Fubon Financial Holding Co., Ltd.	14,000	20,481
Giant Manufacturing Co., Ltd.	4,000	27,514
Highwealth Construction Corp.	14,000	29,594
HIWIN Technologies Corp.	3,000	25,316
Hotai Motor Co., Ltd.	2,000	24,695
Hua Nan Financial Holdings Co., Ltd.	38,850	22,682
LCY Chemical Corp.	23,000	29,904
Lite-On Technology Corp.	4,000	6,415
Mega Financial Holding Co., Ltd.	23,751	20,003
Merida Industry Co., Ltd.	3,000	21,793
Nan Ya Plastics Corporation	10,100	23,349
Nankang Rubber Tire Corp., Ltd.	17,000	21,076
Pou Chen Corporation	21,000	31,391
President Chain Store Corp.	11,000	76,216
Ruentex Industries Ltd.	9,000	23,101
ScinoPharm Taiwan Ltd.	28,080	82,534
Standard Foods Corporation	20,950	65,373
Taishin Financial Holding Co., Ltd.	38,118	18,737
Taiwan Business Bank Co., Ltd.	63,440	19,307
Taiwan Cement Corporation	16,000	24,829
Taiwan Cooperative Financial Holding Co., Ltd.	49,820	27,247
Taiwan Fertilizer Co., Ltd.	10,000	22,648
Taiwan Glass Industry Corporation	28,000	31,144
Taiwan Mobile Co., Ltd.	26,000	84,010
TECO Electric & Machinery Co., Ltd.	25,000	28,646
TSRC Corp.	11,000	16,240
U-Ming Marine Transport Corporation	19,000	34,107
Uni-President Enterprises Corporation	39,620	71,387
Walsin Lihwa Corporation	69,000	22,133
Wan Hai Lines, Ltd.	64,000	33,285
Yang Ming Marine Transport Corporation	63,000	29,488
Yuanta Financial Holding Co., Ltd.	32,000	19,112
Yulon Motor Co., Ltd.	12,000	21,742
		2,017,680
THAILAND - 5.6%
Advanced Info Service For Rg	15,000	91,068
Advanced Info Service Public Co Ltd Nvdr	1,700	10,321
Airports of Thailand PCL	15,400	74,282
Bangkok Bank PCL (e)	7,700	41,710
Bangkok Dusit Medical Services F	29,500	105,486
Bangkok Dusit Medical Services Nvdr	7,400	26,461
Banpu Public Company Limited	52,000	47,870
BEC World PCL	44,000	67,620
BTS Group Holdings PCL Nvdr	243,400	64,442
Central Pattana PCL	35,600	44,419
Charoen Pokphand Foods PCL	106,100	103,323
CP ALL PCL	75,200	96,117
Glow Energy PCL	62,700	134,521
Home Product Center PCL	217,233	61,812
Indorama Ventures Public Company Limited	85,500	52,039
IRPC PCL	501,100	49,714
Kasikornbank PCL (e)	10,400	49,373
Krung Thai Bank PCL	72,200	36,254
Minor International PCL	100,900	63,561
PTT Exploration & Production PCL	10,600	53,710
PTT Global Chemical PCL	28,700	68,999
PTT PCL	4,800	41,777
Siam Cement Pub Co-for Reg	2,700	32,867
Siam Cement Public Company (e)	4,700	57,212
Siam Commercial Bank PCL	11,300	49,347
Thai Oil PCL	25,300	43,309
True Corp PCL	279,100	63,702
		1,631,316
TURKEY - 4.2%
Akbank T.A.S.	6,308	19,676
Anadolu Efes Biracilik VE	5,613	60,755
Arcelik A.S.	9,793	55,393
BIM Birlesik Magazalar A.S.	2,987	60,352
Coca-Cola Icecek A.S.	2,848	68,615
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	24,832	24,277
Enka İnşaat ve Sanayi A.Ş.	15,390	43,132
Eregli Demir ve Celik Fabrikalari T.A.S.	58,645	70,440
Ford Otomotiv Sanayi A.S.	5,414	57,215
Haci Omer Sabanci Holding A.S.	8,284	33,321
Koç Holding A.S.	9,330	38,224
Koza Altin Isletmeleri A.S.	5,466	56,492
TAV Havalimanlari Holding A.S.	6,269	45,091
Tofas Turk Otomobil Fabrikasi A.S.	8,108	50,581
Tupras - Turkiye Petrol Rafinerileri A.S.	5,394	107,729
Turk Hava Yollari A.O.	13,006	38,994
Turk Telekomunikasyon A.S.	31,070	86,209
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	103,970
Turkiye Garanti Bankasi A.S.	8,996	29,149
Turkiye Halk Bankasi A.S.	4,223	23,887
Turkiye Is Bankasi A.S.	8,933	19,338
Turkiye Sise ve Cam Fabrikalari A.S.	31,748	40,202
Turkiye Vakiflar Bankasi T-d	12,638	22,476
Ulker Biskuvi Sanayi A.S.	6,050	42,812
Yapi ve Kredi Bankasi A.S.	15,691	27,174
		1,225,504
TOTAL COMMON STOCK
(Cost $24,939,327)		25,368,870

Preferred Stock - 2.6%
BRAZIL - 1.0%
AES Tiete S.A.	2,800	22,656
Banco Bradesco S.A.	3,100	38,224
Centrais Eletricas Brasileiras S.A.	3,900	16,415
Itausa-Investimentos Itau S.A.	5,800	21,880
Lojas Americanas S.A.	3,400	22,669
Marcopolo S.A.	7,200	15,564
Metalurgica Gerdau S.A.	3,500	34,714
Oi S.A.	24,900	37,890
Petróleo Brasileiro S.A.	3,000	21,719
Usiminas Usi Sd Mg (a)	4,500	27,104
Vale S.A., Class A	2,000	27,746
		286,581
COLOMBIA - 1.1%
Banco Davivienda S.A.	6,282	77,011
BanColombia S.A.	4,230	51,374
Grupo Argos S.A.	6,888	69,594
Grupo Aval Acciones y Valores S.A.	96,196	63,549
Grupo de Inversiones Suramericana S.A.	2,728	49,443
		310,971
RUSSIA - 0.3%
Sberbank	27,410	66,897
Surgutneftegas OAO	44,000	34,675
		101,572
SOUTH KOREA - 0.2%
LG Chem Ltd.	149	21,531
Samsung Electronics Co. Ltd.	27	25,916
		47,447
TOTAL PREFERRED STOCK
(Cost $842,766)		746,571

Exchange Traded Funds - 4.5%
United States - 4.5%
Vanguard FTSE Emerging Markets ETF	31,695	1,303,932
(Cost $1,302,242)

Exchange Traded Notes - 4.8%
United Kingdom - 4.8%
iPath MSCI India Index ETN (a)	24,285	1,383,274
(Cost $1,274,522)

Short Term Investments - 1.7%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	487,087	$487,087
0.0%, 01/02/14, (Dated 12/31/13), Collateralized by 465,000 par
U.S. Treasury Note-3.25% due 12/31/2016,
Market Value $498,712.50, Repurchase Proceeds $487,087.07
(Cost $487,087)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $28,845,944)		29,289,734

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.0%

Money Market - 1.0%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $284,828)	$284,828	$284,828

TOTAL INVESTMENTS - 101.8%		29,574,562
(Cost $29,130,772)
OTHER ASSETS & LIABILITIES (Net) - (1.8%)		(508,287)
NET ASSETS - 100%		$29,066,275

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		14.4%
Telecommunication Services		11.8%
Consumer Staples		11.7%
Materials		10.3%
Consumer Discretionary		9.3%
Industrials		9.0%
Utilities		8.8%
Energy		7.7%
Health Care		4.9%
Information Technology		1.9%
Exchange Traded Funds		4.5%
Exchange Traded Notes		4.8%
Cash and Other Assets (Net)		0.9%

Pear Tree Risk Parity Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 20,595,319	$ 1,381,795	$ -	$ 21,977,114
Common Stock Units	74,056	-	-	74,056
Depository Receipts	3,118,831	-	-	3,118,831
Mutual Funds	2,687,206	-	-	2,687,206
Preferred Stock	830,629	-	-	830,629
Real Estate Inv. Trusts	114,811	-	-	114,811
Short Term Investments	284,828	487,087	-	771,915
Total	$ 27,705,680	$ 1,868,882	$ -	$ 29,574,562

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Banks                                               $      85,601
Chemicals 121,038
Construction Materials 32,867
Diversified Telecommunications 63,702
Electric Utilities 134,521
Food & Drug Retailing 103,323
Health Care Providers & Services 105,485
Hotels, Restaurants & Leisure 63,561
Media 67,620
Multiline Retail 96,117
Oil & Gas 236,379
Real Estate 44,419
Specialty Retail 61,812
Transportation Infrastructure 74,282
Wireless Telecommunication Services 91,068
$ 1,381,795

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2013

Common Stock - 95.7%
		Shares	Value
AUSTRALIA - 2.3%
	BHP Billiton plc (b)	473,900	$29,438,668

BELGIUM - 2.1%
	Solvay S.A.	167,647	26,564,143

CANADA - 2.6%
	Methanex Corporation	567,507	33,546,919

FINLAND - 6.0%
	Caverion Corporation (a)	840,216	10,303,461
	Kone OYJ, Class B	606,400	27,405,342
	Konecranes OYJ	759,780	27,071,889
	YIT OYJ	840,216	11,762,153
			76,542,845
FRANCE - 7.5%
	Christian Dior S.A.	145,073	27,454,747
	Imerys S.A.	325,283	28,330,180
	Ipsos	318,980	13,677,453
	Maurel et Prom	1,475,371	24,709,183
	Transgene S.A. (a)	142,827	1,727,854
			95,899,417
GERMANY - 16.6%
	BASF SE	262,200	27,995,004
	Deutsche Telekom AG	2,278,776	39,027,879
	Freenet AG	1,036,539	31,106,110
	Hannover Ruck SE	328,500	28,234,684
	Muenchener Rueckvers AG	129,430	28,560,387
	Symrise AG	603,150	27,840,198
	Wincor Nixdorf AG	448,050	31,095,720
			213,859,982
HONG KONG- 1.6%
	Guangdong Investment Limited	20,977,800	20,507,190

INDIA - 2.3%
	Infosys Technologies Ltd. (b)	516,745	29,247,767

IRELAND - 4.8%
	CRH plc	1,035,999	26,122,372
	Greencore Group plc	9,674,882	35,756,229
			61,878,601
ISRAEL - 2.1%
	Teva Pharmaceuticals SP (b)	685,719	27,483,617

ITALY - 3.9%
	GTECH SpA	958,765	29,274,138
	Trevi Finanziaria SpA	2,446,726	21,204,994
			50,479,132
JAPAN - 9.0%
	Asahi Group Holdings Ltd.	999,200	28,137,654
	KDDI Corporation	543,200	33,390,376
	Meiji Holdings Co., Ltd.	484,000	31,084,889
	Showa Denko K.K.	16,691,000	23,627,942
			116,240,861
NORWAY - 2.3%
	DnB Bank ASA	1,681,892	30,070,904

SOUTH AFRICA - 2.0%
	Sasol Ltd.	526,835	25,827,214

SOUTH KOREA - 2.5%
	Samsung Electronics Company Ltd.	24,685	32,091,553

SWEDEN - 6.8%
	Duni AB	1,779,500	23,046,932
	Investor AB, Class B	800,556	27,561,574
	Loomis AB-B	328,900	7,803,054
	Svenska Handelsbanken AB, Class A	578,500	28,439,459
			86,851,019
SWITZERLAND - 2.1%
	Novartis AG	341,050	27,270,212

THAILAND - 2.1%
	Thai Oil PCL	15,608,300	26,718,408

UNITED KINGDOM - 17.1%
	Barratt Developments plc	5,380,148	31,118,655
	BBA Aviation plc	3,501,038	18,602,080
	Bellway plc	1,165,406	30,323,413
	Persimmon plc	1,361,909	27,965,370
	Rexam plc	3,377,168	29,691,984
	Standard Chartered PLC	1,103,847	24,879,919
	Taylor Wimpey plc	17,895,270	33,068,485
	Tullow Oil plc	1,711,600	24,253,229
			219,903,135

TOTAL COMMON STOCK			1,230,421,587
	(Cost $921,604,690)

SHORT TERM INVESTMENTS - 4.1%
		Par Value	Value
Money Market - 4.1%
	State Street Global Advisors FDS	$52,401,571	$52,401,571
	(Cost $52,401,571)

TOTAL INVESTMENTS - 99.8%			1,282,823,158
	(Cost $974,006,261)

OTHER ASSETS & LIABILITIES (NET) - 0.2%			2,706,193
NET ASSETS - 100%			$1,285,529,351

(a)	Non-income producing security
(b)	ADR - American Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials			19.7%
Consumer Discretionary			16.8%
Financials			13.0%
Industrials			9.7%
Telecommunication Services			8.0%
Energy			7.9%
Consumer Staples			7.4%
Information Technology			7.2%
Health Care			4.4%
Utilities			1.6%
Cash and Other Assets (Net)			4.3%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 1,117,533,127	$ 26,718,408	$ -	$ 1,144,251,535
Depository Receipts	86,170,052	-	-	86,170,052
Short Term Investments	52,401,571	-	-	52,401,571
Total	$ 1,256,104,750	$ 26,718,408	$ -	$ 1,282,823,158

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the      following industry:

     Oil & Gas                                                $ 26,718,408

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2013

Common Stock - 91.6%
	Shares	Value
AUSTRALIA - 0.3%
Austal Limited (a)	552,530	$429,194

AUSTRIA - 1.4%
Semperit AG Holding	37,800	1,874,719

BELGIUM - 1.9%
Kinepolis Group	15,900	2,521,591

BRAZIL - 2.1%
Equatorial Energia SA	296,237	2,906,808

CHINA - 3.0%
China Hongxing Sports Limited* (a)	10,258,400	81,264
Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	1,455,568	2,496,299
Xinhua Winshare Publishing and Media Co., Ltd.	2,701,500	1,487,681
		4,065,244
FINLAND - 1.7%
PKC Group OYJ	68,800	2,293,118

FRANCE - 2.5%
Bonduelle SCA	55,600	1,474,714
Ipsos	46,500	1,993,860
		3,468,574
GERMANY- 6.0%
Freenet AG	127,700	3,832,225
QSC AG	419,980	2,485,387
Sixt SE	57,777	1,864,023
		8,181,635
HONG KONG - 5.2%
Samson Holding Ltd.	10,475,800	1,432,089
Texwinca Holdings Limited	1,720,300	1,810,387
VST Holdings Ltd.	9,507,360	2,415,478
VTech Holdings Limited	115,700	1,504,080
		7,162,034
INDIA - 2.3%
KRBL Ltd.	1,475,200	810,877
LIC Housing Finance Ltd.	435,600	1,544,723
NIIT Technologies Ltd.	83,400	485,393
South Indian Bank Ltd.	553,320	181,593
Usha Martin Group Ltd.	323,760	157,287
		3,179,873
IRELAND - 10.3%
Glanbia plc	189,900	2,946,222
Greencore Group plc	1,437,044	5,310,998
IFG Group plc	829,985	2,011,584
UDG Healthcare plc	709,987	3,812,383
		14,081,187
ITALY - 2.9%
De'Longhi SpA	118,910	1,944,784
Trevi Finanziaria SpA	233,100	2,020,203
		3,964,987
JAPAN - 10.3%
Ain Pharmaciez, Inc.	42,200	2,072,814
BML, Inc.	98,700	3,338,293
Chugoku Marine Paints Ltd.	445,600	2,362,309
Daicel Corporation	312,500	2,541,447
DaiichiKosho Co., Ltd.	83,600	2,363,722
Unipres Corporation	73,900	1,384,550
		14,063,135
NORWAY - 6.6%
ABG Sundal Collier Holding ASA	2,459,000	2,175,963
SpareBank 1 Nord-Norge	376,396	2,201,872
SpareBank 1 SMN	247,265	2,241,011
SpareBank 1 SR-Bank ASA	243,300	2,415,560
		9,034,406
PHILIPPINES - 1.5%
Manila Water Company, Inc.	4,081,170	2,022,999

SINGAPORE - 3.3%
Breadtalk Group Ltd.	2,815,100	2,007,042
M1 Ltd.	987,300	2,557,509
		4,564,551
SOUTH AFRICA - 1.0%
Clicks Group Limited	232,300	1,389,816

SWEDEN - 5.1%
Duni AB	156,400	2,025,592
Loomis AB	82,300	1,952,543
Nolato AB	129,700	2,956,028
		6,934,163
SWITZERLAND - 1.6%
Vetropack Holding AG	1,086	2,220,906

TAIWAN - 3.0%
Holtek Semiconductor, Inc.	1,508,600	2,404,365
WT Microelectronics Co., Ltd.	1,471,900	1,740,885
		4,145,250
THAILAND - 3.8%
Hana Microelectronics PCL	2,059,080	1,582,221
Ratchaburi Electricity Generating Holding PCL	1,220,000	1,819,233
Thai Union Frozen Products PCL	821,274	1,793,256
		5,194,710
UNITED KINGDOM - 15.8%
Alternative Networks plc	488,200	3,396,172
BBA Aviation plc	419,011	2,226,333
Character Group plc	496,900	1,494,675
Clarkson plc	64,500	2,138,986
Galliford Try plc	193,828	3,755,192
Halfords Group plc	273,131	2,018,864
Restaurant Group plc (The)	250,600	2,458,691
Vitec Group plc	156,859	1,661,160
Wetherspoon (J.D.) plc	196,400	2,478,635
		21,628,708

TOTAL COMMON STOCK		125,327,608
(Cost $83,610,530)

Preferred Stock - 1.6%
GERMANY - 1.6%
Dräegerwerk AG	16,900	2,210,277
(Cost $821,879)

P-Notes - 3.3%
India - 3.3%
KRBL Limited	1,679,000	922,946
LIC Housing Finance	204,200	724,134
NIIT Technologies	276,900	1,611,586
South Indian Bank	2,535,250	832,069
Usha Martin Group	807,100	392,089
(Cost $2,692,091)		4,482,824

Short Term Investments - 4.0%	Par Value	Value
Money Market - 4.0%
State Street Global Advisors FDS	$5,528,339	5,528,339
(Cost $5,528,339)

TOTAL INVESTMENTS - 100.5%		137,549,048
(Cost $92,652,839)
OTHER ASSETS & LIABILITIES (NET) - (0.5%)		(661,181)
NET ASSETS - 100%		$136,887,867

*	Fair valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent
0.06% of net assets as of December 31, 2013.
(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		20.9%
Industrials		15.8%
Consumer Staples		12.7%
Information Technology		10.7%
Financials		10.5%
Telecommunication Services		9.0%
Health Care		6.8%
Materials		5.2%
Utilities		4.9%
Cash and Other Assets (Net)		3.5%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 120,051,633	$ 5,194,711	$ 81,264	$125,327,608
Preferred Stock	2,210,277	-	-	2,210,277
Short Term Investments	5,528,339	-	-	5,528,339
P-Notes	-	4,482,824	-	4,482,824
Total	$ 127,790,249	$ 9,677,535	$ 81,264	$137,549,048

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock and P-Notes labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Banks                                                $    832,069
Diversified Financials 724,134
Electric Utilities 1,819,233
Electronic Equipment & Instruments 1,582,221
Food Products 2,716,203
Metals & Mining 392,089
Software & Services 1,611,586
$ 9,677,535

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Leisure Equipment & Products                                                                            $ 81,264

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.
 Balance as of 9/30/2013$          81,747

   Realized gain (loss)                                                                                     $                -

   Changed in unrealized appreciation (depreciation)                              $              (483)

   Net purchases (sales)                                                                                  $                 -

   Transfer into Level 3                                                                                     $                -          -

Balances as of 12/31/2013                                                                                      $          81,264

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013:

Fair Value                                                                                                  Impact to
Common                      December             Valuation                                                          Unobservable                                         Range                             Valuation from
Stock                      31, 2013                                Methodologies                                                   Input (1)                                                              a Decrease in Input (2)

$81,264                              Company Specific         Company Specific     100%                                                                                                               Decrease
1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 28, 2014

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 28, 2014